Summary of the main accounting policies: Condensed statement of financial position (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Financial Position
Cash and cash equivalents	$ 8,770,062	$ 5,192,628	$ 6,192,679	$ 4,584,507
Restricted cash and cash equivalents	123,081	5,055
Other current assets	311,282	221,792
Total current assets	11,662,100	7,716,049
Financial liabilities:
Current liabilities	(3,786,398)	(2,767,087)
Land, furniture and equipment	184,590	504,385
Long-term debt	(6,598,397)	(6,641,941)
Deferred income tax	(3,044,632)	(3,165,145)	(3,004,584)
Shareholders' equity	45,770,056	41,693,206	38,771,177	$ 36,681,389
Consolidated Statements of Comprehensive Income - by Expense Function
Revenue	18,784,661	12,624,731	16,821,638
Other income		158,881	204,719
Net income for the year	6,397,528	2,126,537	5,683,635
Foreign currency translation	144,217	800,638	(588,575)
Total comprehensive income	6,539,850	2,922,029	5,089,788
Aerostar Airport Holdings, LLC
Consolidated Statements of Financial Position
Cash and cash equivalents	2,295,087	804,634	698,466
Restricted cash and cash equivalents	123,081	5,055	165,622
Other current assets	183,284	566,031	133,992
Total current assets	2,601,452	1,375,720	998,080
Financial liabilities:
Current liabilities	(804,548)	(606,433)	(672,943)
Working capital	1,796,904	769,287	325,137
Land, furniture and equipment	126,494	151,971	160,186
Intangible assets, airport concessions - Net	13,656,912	13,535,370	12,956,965
Other long term assets	64,442	32,578	16,759
Long-term debt	(6,952,068)	(7,171,278)	(6,799,941)
Accounts payable to the Company		(104,065)	(372,798)
Other long-term liabilities	(19,378)	(19,864)	(19,783)
Deferred income tax	(518,578)	(448,829)	(371,984)
Shareholders' equity	8,154,728	6,745,170	5,894,541
Consolidated Statements of Comprehensive Income - by Expense Function
Revenue	3,652,835	2,902,238	3,306,149
Operating costs and expenses	(1,939,555)	(1,956,081)	(2,270,055)
Other income		158,906	204,074
Comprehensive financial cost - Net	(453,326)	(495,443)	(485,037)
Deferred income tax	(57,529)	(60,684)	(55,781)
Net income for the year	1,202,425	548,936	699,350
Foreign currency translation	(207,132)	(301,695)	(229,314)
Total comprehensive income	$ 995,293	$ 247,241	$ 470,036